Summary of Significant Accounting Policies - Narrative (Details)		3 Months Ended	12 Months Ended
	Oct. 06, 2023 shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) reporting_unit shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jul. 25, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments (in reporting units) | reporting_unit			1
Deferred costs and other assets		$ 7,400,000	$ 8,800,000	$ 7,400,000
Deferred commission		1,200,000	2,600,000	1,200,000
Amortization of deferred implementation cost			4,500,000	2,400,000	$ 400,000
Amortization of deferred commissions			900,000	600,000	200,000
Life insurance balance		3,200,000	$ 3,300,000	3,200,000
Estimated useful life			3 years
Impairment of long-lived assets			$ 1,300,000	0	0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]			Research and development
Deferred compensation liability		400,000	$ 400,000	400,000
Accrued payroll taxes		$ 0	0	0
Adjustment to contingent consideration liability			(9,200,000)	(4,400,000)	0
Proceeds from insurance settlement			$ 500,000	$ 0	$ 4,400,000
Conversion of shares converted (in shares) | shares	497,376			3,700,272	4,732,132
Notes conversion (in dollars per share) | $ / shares		$ 30.8356		$ 30.8356	$ 17.8571
Payments for Other Taxes				$ 1,900,000	$ 1,900,000
Stock Options
Property, Plant and Equipment [Line Items]
Incremental shares excluded from computation of diluted earnings per share (in shares) | shares			920,403	1,029,417	1,305,881
Restricted Stock
Property, Plant and Equipment [Line Items]
Incremental shares excluded from computation of diluted earnings per share (in shares) | shares			839,455	512,416	418,084
Professional service
Property, Plant and Equipment [Line Items]
Support contract timing			12 months
Developed technology | Director
Property, Plant and Equipment [Line Items]
Accounts payable		$ 0	$ 0	$ 0
Master Development Agreement | Director
Property, Plant and Equipment [Line Items]
Amount paid for services to Act III Management			100,000	600,000	$ 1,300,000
MENU Acquisition
Property, Plant and Equipment [Line Items]
Contingent consideration liability		9,800,000	600,000	9,800,000		$ 14,200,000	$ 14,200,000
Adjustment to contingent consideration liability		4,400,000	(9,200,000)
Accounts Payable and Accrued Liabilities | MENU Acquisition
Property, Plant and Equipment [Line Items]
Contingent consideration liability		0	600,000	0
Other Noncurrent Liabilities
Property, Plant and Equipment [Line Items]
Accrued payroll taxes			3,800,000
Other Noncurrent Liabilities | MENU Acquisition
Property, Plant and Equipment [Line Items]
Contingent consideration liability		$ 9,800,000	$ 0	$ 9,800,000
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years
Estimated useful life			3 years
Warranty period			12 months
Minimum | Subscription service
Property, Plant and Equipment [Line Items]
Payment period			12 months
Minimum | Restaurant/Retail
Property, Plant and Equipment [Line Items]
Payment period			30 days
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives			40 years
Estimated useful life			7 years
Warranty period			36 months
Maximum | Subscription service
Property, Plant and Equipment [Line Items]
Payment period			36 months
Maximum | Restaurant/Retail
Property, Plant and Equipment [Line Items]
Payment period			90 days